Parent Company Financial Information - Parent Company Condensed Income and Comprehensive Income Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income:
Interest and other income from subsidiaries	$ 1,868	$ 619	$ 199
Expenses:
Interest Expense	9,928	2,321	768
Other expenses	18,678	12,167	13,102
Income tax benefit	(738)	(1,250)	(1,408)
Net income (loss)	(1,047)	6,267	6,437
OCI	1,095	(11,997)	(2,320)
Total comprehensive income	48	(5,730)	4,117
Parent Company
Income:
Total dividends from subsidiaries	4,997	4,970	4,250
Interest and other income from subsidiaries	359	100	143
Other income	25	27	(26)
Total income	5,381	5,097	4,367
Expenses:
Interest Expense	957	369	258
Other expenses	142	131	125
Total expenses	1,099	500	383
Income before income taxes and equity in undistributed earnings of subsidiaries	4,282	4,597	3,984
Income tax benefit	180	50	26
Income before equity in undistributed earnings of subsidiaries	4,462	4,647	4,010
Equity in undistributed earnings (losses) of subsidiaries in excess of dividends from subsidiaries	(5,509)	1,620	2,427
Net income (loss)	(1,047)	6,267	6,437
OCI	1,095	(11,997)	(2,320)
Total comprehensive income	48	(5,730)	4,117
Parent Company | Nonbank
Income:
Total dividends from subsidiaries	72	170	100
Parent Company | Banking
Income:
Total dividends from subsidiaries	$ 4,925	$ 4,800	$ 4,150